UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

C/O SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2017

Date of reporting period March 31, 2017

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

RWC Global Emerging Equity Fund

SEMI-ANNUAL REPORT	March 31, 2017

Investment Adviser: RWC Asset Advisors (US) LLC

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2017 (Unaudited)

Disclosure of Fund Expenses	18

Approval of Investment Advisory Agreement	20

The Fund will file its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-RWC-FUND; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2017 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments

SCHEDULE OF INVESTMENTS
COMMON STOCK — 80.2%
	Shares	Value
Brazil — 7.7%
CCR	51,591	$293,302
Petroleo Brasileiro ADR *	37,901	367,261
Rumo *	131,900	355,616

		1,016,179

China — 8.7%
Alibaba Group Holding ADR *	4,594	495,371
Ctrip.com International ADR *	8,300	407,945
SINA *	3,520	253,862

		1,157,178

Colombia — 0.8%
Banco Davivienda	10,000	103,391

Egypt — 2.1%
Commercial International Bank Egypt GDR	62,690	274,582

Ghana — 2.3%
Tullow Oil	102,400	299,629

Greece — 2.2%
Eurobank Ergasias *	226,732	139,439

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Greece — (continued)
National Bank of Greece *	610,300	$157,312

		296,751

Hong Kong — 9.6%
Angang Steel	296,836	211,221
Brilliance China Automotive Holdings	232,000	388,085
China National Building Material	421,000	270,861
China State Construction International Holdings	98,484	176,147
CITIC Securities	107,500	221,322

		1,267,636

India — 2.3%
Tata Motors ADR	8,500	303,025

Indonesia — 3.8%
Bank Central Asia	249,800	310,247
Surya Citra Media	297,000	60,178
United Tractors	64,300	127,871

		498,296

Luxembourg — 0.7%
Globant *	2,500	91,000

Mexico — 1.1%
Grupo Bimbo, Ser A	56,940	140,731

Pakistan — 0.1%
United Bank	7,043	15,293

Peru — 1.7%
Cia de Minas Buenaventura ADR	18,973	228,435

Philippines — 2.0%
BDO Unibank	86,100	201,801
Puregold Price Club	67,100	58,441

		260,242

Russia — 8.6%
Magnit PJSC GDR	5,900	225,380
MMC Norilsk Nickel PJSC ADR	13,213	207,708
Novolipetsk Steel PJSC GDR	17,800	354,220
Sberbank of Russia PJSC ADR	30,900	356,586

		1,143,894

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
South Africa — 1.8%
Aspen Pharmacare Holdings	11,500	$235,613

South Korea — 7.2%
BGF retail	3,177	298,296
Hanssem	1,330	261,647
Samsung Engineering *	5,600	64,348
SK Hynix	7,230	326,491

		950,782

Taiwan — 9.8%
Delta Electronics	48,000	257,065
Eclat Textile	26,500	265,502
Hota Industrial Manufacturing	67,022	280,524
Taiwan Semiconductor Manufacturing	30,200	188,113
Win Semiconductors	68,700	305,660

		1,296,864

Thailand — 1.0%
Land & Houses NVDR	455,000	129,102

United Arab Emirates — 3.1%
Emaar Properties PJSC (A)	205,700	409,288

United Kingdom — 1.0%
KAZ Minerals *	22,775	129,523

Zambia — 2.6%
First Quantum Minerals	32,324	342,472

TOTAL COMMON STOCK (Cost $10,033,919)		10,589,906

EQUITY-LINKED WARRANTS — 18.2%
China — 8.0%
CITIC Securities, Expires 03/29/19	44,000	102,853
GoerTek, Expires 01/03/19	52,000	256,838
Hangzhou Hikvision Digital, Expires 01/03/19	91,500	423,525
Hangzhou Kikvision Digital, Expires 08/01/17	17,000	78,491
Wuliangye Yibin, Expires 04/05/21	32,800	204,649

		1,066,356

India — 5.7%
Britannia Industries, Expires 04/26/21	2,000	103,919
Mahindra & Mahindra Financial, Expires 11/26/18	52,100	252,657

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2017 (Unaudited)

EQUITY-LINKED WARRANTS — continued
	Shares	Value
India — (continued)
Motherson Sumi Systems, Expires 09/09/21	49,200	$281,782
Zee Entertainment Enterprises, Expires 09/07/21	13,800	113,815

		752,173

Romania — 0.5%
Banca Transilvania SA, Expires 10/30/18	105,000	65,210

Saudi Arabia — 3.3%
Al Tayyar Travel Group Holding, Expires 05/24/18	10,360	84,577
HSBC Bank Savola, Expires 01/24/20	5,921	64,396
Savola Group, Expires 02/12/20	26,090	285,398

		434,371

Vietnam — 0.7%
Hoa Phat Group JSC, Expires 03/29/19	69,300	93,039

TOTAL EQUITY-LINKED WARRANTS (Cost $2,077,731)		2,411,149

TOTAL INVESTMENTS — 98.4% (Cost $12,111,650)		$13,001,055

Percentages are based on Net Assets of $13,210,026.

*	Non-income producing security.
(A)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of March 31, 2017 was $409,288 and represented 3.1% of Net Assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
Ser	Series

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2017 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $12,111,650)	$13,001,055
Cash	146,978
Foreign Currency, at Value (Cost $23,289)	23,289
Receivable for Investment Securities Sold	87,833
Deferred Offering Costs (Note 2)	36,132
Receivable from Adviser	20,010
Dividend and Interest Receivable	3,782
Receivable for Capital Shares Sold	2,003
Unrealized Gain on Foreign Spot Currency Contracts	10
Other Prepaid Expenses	581

Total Assets	13,321,673

Liabilities:
Payable for Investment Securities Purchased	67,741
Payable to Administrator	10,617
Chief Compliance Officer Fees Payable	1,483
Other Accrued Expenses and Other Payables	31,806

Total Liabilities	111,647

Net Assets	$13,210,026

Net Assets Consist of:
Paid-in Capital	$12,026,144
Accumulated Net Investment Loss	(25,448)
Accumulated Net Realized Gain on Investments and Foreign Currency Transactions	319,886
Net Unrealized Appreciation on Investments and Securities Sold Short	889,405
Net Unrealized Appreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	39

Net Assets	$13,210,026

Institutional Class Shares:
Net Assets	$13,210,026
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,203,733
Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares	$10.97

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND FOR THE PERIOD ENDED MARCH 31, 2017 (Unaudited)*

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$13,921
Interest	180
Less: Foreign Taxes Withheld	(968)

Total Investment Income	13,133

Expenses:
Administration Fees (Note 4)	30,821
Investment Advisory Fees (Note 5)	27,778
Trustees’ Fees	3,165
Chief Compliance Officer Fees (Note 3)	1,483
Professional Fees	17,192
Custodian Fees (Note 4)	16,071
Offering Costs (Note 2)	9,758
Transfer Agent Fees (Note 4)	8,434
Printing Fees	5,440
Registration and Filing Fees	685
Other Expenses	4,204

Total Expenses	125,031

Less:
Waiver of Investment Advisory Fees (Note 5)	(27,778)
Reimbursement from Adviser (Note 5)	(58,672)

Net Expenses	38,581

Net Investment Loss	(25,448)

Net Realized Gain (Loss) on:
Investments	324,839
Foreign Currency Transactions	(4,953)

Net Realized Gain	319,886

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	889,405
Foreign Currency Translation	39

Net Change in Unrealized Appreciation (Depreciation)	889,444

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	1,209,330

Net Increase in Net Assets Resulting from Operations	$1,183,882

* The Fund commenced operations on December 30, 2016.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended March 31, 2017 (Unaudited)*
Operations:
Net Investment Loss	$(25,448)
Net Realized Gain on Investments and Foreign Currency Transactions	319,886
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translation	889,444

Net Increase in Net Assets Resulting From Operations	1,183,882

Capital Share Transactions:
Institutional Class Shares
Issued	12,591,496
Redeemed	(565,352)

Net Institutional Class Shares Transactions	12,026,144

Net Increase in Net Assets From Capital Share Transactions	12,026,144

Total Increase in Net Assets	13,210,026

Net Assets:
Beginning of Period	—

End of Period (including Accumulated Net Investment Loss of $(25,448)	$13,210,026

Shares Transactions:
Institutional Class Shares
Issued	1,257,044
Redeemed	(53,311)

Total Institutional Class Shares Transactions	1,203,733

Net Increase in Shares Outstanding From Share Transactions	1,203,733

* The Fund commenced operations on December 30, 2016.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

Institutional Class Shares

	Period Ended March 31, 2017 (Unaudited)(1)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.02)
Net Realized and Unrealized Gain	0.99

Total from Investment Operations	0.97

Net Asset Value, End of Period	$10.97

Total Return†	9.70%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$13,210
Ratio of Expenses to Average Net Assets (Including Waivers/Reimbursements)	1.25	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers/Reimbursements)	4.05	%††
Ratio of Net Investment Loss to Average Net Assets	(0.82	)%††
Portfolio Turnover Rate	24	%‡

*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares
††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	The Fund commenced operations on December 30, 2016.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2017 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 17 funds. The financial statements herein are those of the RWC Global Emerging Equity Fund (the “Fund”). The investment objective of the Fund is to seek long-term capital appreciation. The Fund is classified as a diversified investment company. RWC Asset Advisors (US) LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Class N Shares, Class I Shares and Institutional Class Shares. The Fund commenced operations on December 30, 2016. As of March 31, 2017, the only investments have been in the Institutional Class Shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates — The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2017 (Unaudited)

cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

There were no securities in the Fund valued in accordance with fair value procedures as of March 31, 2017.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2017 (Unaudited)

lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table summarizes the inputs used as of March 31, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$1,016,179	$—	$—	$1,016,179
China	1,157,178	—	—	1,157,178
Colombia	103,391	—	—	103,391
Egypt	274,582	—	—	274,582
Ghana	299,629	—	—	299,629
Greece	296,751	—	—	296,751
Hong Kong	1,267,636	—	—	1,267,636
India	303,025	—	—	303,025
Indonesia	498,296	—	—	498,296
Luxembourg	91,000	—	—	91,000
Mexico	140,731	—	—	140,731
Pakistan	15,293	—	—	15,293
Peru	228,435	—	—	228,435
Philippines	260,242	—	—	260,242
Russia	1,143,894	—	—	1,143,894

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2017 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
South Africa	$235,613	$—	$—	$235,613
South Korea	950,782	—	—	950,782
Taiwan	1,296,864	—	—	1,296,864
Thailand	129,102	—	—	129,102
United Arab Emirates	—	409,288	—	409,288
United Kingdom	129,523	—	—	129,523
Zambia	342,472	—	—	342,472

Total Common Stock	10,180,618	409,288	—	10,589,906
Equity-Linked Warrants	2,411,149	—	—	2,411,149

Total Investments in Securities	$12,591,767	$409,288	$—	$13,001,055

For the period ended, securities with a total value of $409,288 transferred from Level 1 to Level 2 as a result of fair valuation of foreign securities. For the period ended March 31, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities. As of March 31, 2017, the Fund did not hold any level 3 securities.

For the period ended March 31, 2017, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any,

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2017 (Unaudited)

related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Organization and Offering Costs — Offering costs for the Fund, including the cost of printing the initial prospectus and registration fees, are being amortized to expense over a twelve month period. As of March 31, 2017, the Fund had $36,132 remaining to be amortized.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Equity-Linked Warrants — The Fund may invest in equity-linked and index-linked warrants. Equity-linked warrants provide a way for investors to access markets where entry is difficult or costly. A Fund purchases the equity-linked and index-linked warrants from a broker, who in turn is expected to purchase shares in the local

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2017 (Unaudited)

market and issue a call warrant hedged on the underlying holdings. If the Fund exercises its call and closes its position, the shares are expected to be sold and the warrant redeemed with the proceeds. Each warrant typically represents one share of the underlying stock or basket of stocks representing the index. Therefore, the price, performance and liquidity of the warrant are all linked to the underlying stock or index, less transaction costs. Equity-linked warrants are generally valued at the closing price of the underlying securities, then adjusted for stock dividends declared by the underlying securities. In addition to the market risk related to the underlying holdings, the Fund bears additional counterparty risk with respect to the issuing broker. Moreover, there is currently no active trading market for either equity-linked or index-linked warrants. A Fund may also purchase warrants, issued by banks and other financial institutions, whose values are based on the values from time to time of one or more securities indices.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended March 31, 2017, the Fund paid $30,821 for these services.

The Fund has adopted the Distribution Plan (the “Plan”) for the Class N Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to Class N Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2017 (Unaudited)

of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges. For the period ended March 31, 2017, no such fees were incurred.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of the Class N Shares and Class I Shares of the Fund will be paid to other service providers. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. For the period ended March 31, 2017, no such fees were incurred.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. For the period ended March 31, 2017, the Fund paid $16,071 for these services.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. For the period ended March 31, 2017, the Fund paid $8,434 for these services.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.90% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses) from exceeding 1.25% of the Fund’s average daily net assets of each of the Fund’s share classes until January 31, 2018 (the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2017 (Unaudited)

expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2018. As of March 31, 2017, the fees which were previously waived by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived, to the Adviser were $86,450 expiring in 2020.

6. Investment Transactions:

For the period ended March 31, 2017, the Fund made purchases of $14,879,282 and sales of $3,094,073 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing book and tax treatments for foreign currency transactions, net operating loss, investments in passive foreign investment companies and REIT adjustments.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities sold short held by the Fund at March 31, 2017, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$12,111,650	$1,180,602	$(291,197)	$889,405

8. Other:

At March 31, 2017, 99.6% of total shares outstanding were held by one record shareholder. This shareholder was comprised of an omnibus account that was held on behalf of various shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2017 (Unaudited)

9. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2017.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2017 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from December 30, 2016 to March 31, 2017.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2017 (Unaudited)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/30/16	Ending Account Value 3/31/17	Annualized Expense Ratios	Expenses Paid During Period
RWC Global Emerging Equity Fund - Institutional Class Shares***
Actual Portfolio Return	$1,000.00	$1,097.00	1.25%	$3.27	*
Hypothetical 5% Return	$1,000.00	$1,018.70	1.25%	$6.29	**

*	Expenses are equal to the Fund’s annualized expense ratio (including dividend and interest expense on short sales), multiplied by the average account value over the period, multiplied by 91/365 (to reflect the commencement of operations period shown.)
**	Expenses are equal to the Fund’s annualized expense ratio (including dividend and interest expense on short sales), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown.)
***	Commenced operations on December 30, 2016.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2017 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on June 23, 2016 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; and (x) the Adviser’s performance in managing similar accounts.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement. In considering the approval of the

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2017 (Unaudited)

Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2017 (Unaudited)

rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTES

RWC Global Emerging Equity Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-855-RWC-FUND

Investment Adviser:

RWC Asset Advisors (US) LLC

2640 South Bayshore Drive, Suite 201

Miami, Florida 33133

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RWC-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 5, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: June 5, 2017